Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of other intangible assets	$ 226	$ 214	$ 207
Client relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
Client relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	20 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Core deposits | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	16 years
Core deposits | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	22 years